Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes
Schedule of Group's profit before income taxes

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Non-PRC	(1,495,542)	6,375,022	(6,121,113)	(875,308)
PRC	73,371,990	126,326,271	125,696,408	17,974,348
	71,876,448	132,701,293	119,575,295	17,099,040

Schedule of income taxes

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Current income tax	11,048,804	20,044,605	21,914,684	3,133,758
Deferred income tax expense/(benefit)	801,100	222,176	(181,928)	(26,015)
	11,849,904	20,266,781	21,732,756	3,107,743

Schedule of reconciliation of difference between the mainland China statutory income tax rate and the Group's effective income tax rate

	For the years ended December 31,
	2023	2024
Statutory income tax rate	25.0%	25.0%
Tax effect of different tax rates in different jurisdictions	(4.4)%	(6.6)%
Tax effect of preferential tax rates	(4.2)%	(2.7)%
Tax effect of non-deductible expenses	0.4%	0.1%
Tax effect of non-taxable income	(0.0)%	(0.1)%
Tax effect of tax rate changes on deferred taxes	0.2%	0.2%
Tax effect of additional deduction of research and development expenses	(1.0)%	(0.5)%
Change in valuation allowance	0.5%	(0.1)%
Effective tax rate	16.5%	15.3%

	For the year ended December 31, 2025
	RMB	US$	percent

Income tax computed at the statutory income tax rate	29,893,824	4,274,760	25.0%
Foreign tax effects
--Cayman
Statutory tax rate difference	1,984,409	283,767	1.7%
--Other foreign jurisdictions	(151,369)	(21,645)	(0.1)%
Preferential tax rate	(9,598,681)	(1,372,593)	(8.0)%
Non-deductible expenses	421,856	60,325	0.4%
Non-taxable income
--Interest and investment income, net	(3,308,795)	(473,152)	(2.8)%
Others	662,187	94,691	0.5%
Change in valuation allowance	1,829,325	261,590	1.5%
Income tax expenses	21,732,756	3,107,743	18.2%

Schedule of significant components of the Group's deferred tax assets

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Deferred tax assets
Tax losses carried forward	677,299	571,051	81,659
Accrued expenses	—	1,991,217	284,740
Others	196,342	304,707	43,573
Less: valuation allowance	(715,258)	(2,545,501)	(364,002)
Total deferred tax assets	158,383	321,474	45,970
Total deferred tax liabilities	(249,159)	(191,366)	(27,365)